Share-based Compensation - Summary of Share Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Number of options, Outstanding beginning balance	11,346,381	12,175,583	10,000,000
Number of options granted	2,607,249	3,538,204	2,893,020
Number of options, Exercised	(3,144,786)	(2,197,104)	(500,000)
Number of options, Forfeited	(1,378,694)	(2,170,302)	(217,437)
Number of options, Outstanding ending balance	9,430,150	11,346,381	12,175,583	10,000,000
Number of options, Vested and expected to vest	8,785,149
Number of options, Exercisable	6,615,731
Weighted Average Exercise Price, Outstanding beginning balance	¥ 0.0007	¥ 0.0007	¥ 0.0007
Weighted Average Exercise Price, Granted	0.0007	0.0007	0.0007
Weighted Average Exercise Price, Exercised	0.0007	0.0007	0.0007
Weighted Average Exercise Price, Forfeited	0.0007	0.0007	0.0007
Weighted Average Exercise Price, Outstanding ending balance	0.0007	¥ 0.0007	¥ 0.0007	¥ 0.0007
Weighted Average Exercise Price, Vested and expected to vest	0.0007
Weighted Average Exercise Price, Exercisable	¥ 0.0007
Weighted Average Remaining Contractual Life, Outstanding	7 years 2 months 12 days	7 years 8 months 12 days	8 years 1 month 6 days	8 years 8 months 12 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	7 years 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable	6 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding beginning balance	¥ 1,079,661	¥ 1,939,500	¥ 525,086
Aggregate Intrinsic Value, Outstanding ending balance	391,330	¥ 1,079,661	¥ 1,939,500	¥ 525,086
Aggregate Intrinsic Value, Vested and expected to vest	364,564
Aggregate Intrinsic Value, Exercisable	¥ 274,538
Weighted Average Grant Date Fair Value, Outstanding beginning balance	¥ 96.29	¥ 33.95	¥ 3.89
Weighted Average Grant Date Fair Value, Granted	104.85	270.11	130.51
Weighted Average Grant Date Fair Value, Outstanding ending balance	¥ 78.35	¥ 96.29	¥ 33.95	¥ 3.89
Weighted Average Grant Date Fair Value, Vested and expected to vest	70.68
Weighted Average Grant Date Fair Value, Exercisable	48.66